SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Interest Rate Swap Contracts) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Unrealized gain/(loss) on interest rate swap contract	$ 4,622		$ (12,984)	$ (4,699)	$ 47,112	$ (11,567)
Interest rate swap	(14,708)		(14,708)		(1,724)	(48,836)
Cash and cash equivalents	108,027	172,708	108,027	172,708	115,489	29,676	70,738
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Interest rate swap					0	0
Cash and cash equivalents					115,489	29,676
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Interest rate swap					(1,724)	(48,836)
Cash and cash equivalents					0	0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Interest rate swap					0	0
Cash and cash equivalents					$ 0	$ 0